Related Party Transactions (Transactions with Non US Listed Part of Phoenix TV Group and CMCC) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Phoenix TV Group [Member] USD ($)	Dec. 31, 2012 Phoenix TV Group [Member] CNY	Dec. 31, 2011 Phoenix TV Group [Member] CNY	Dec. 31, 2010 Phoenix TV Group [Member] CNY	Dec. 31, 2012 Phoenix TV Group and its customers [Member] USD ($)	Dec. 31, 2012 Phoenix TV Group and its customers [Member] CNY	Dec. 31, 2011 Phoenix TV Group and its customers [Member] CNY	Dec. 31, 2010 Phoenix TV Group and its customers [Member] CNY	Dec. 31, 2012 CMCC [Member] USD ($)	Dec. 31, 2012 CMCC [Member] CNY	Dec. 31, 2011 CMCC [Member] CNY	Dec. 31, 2010 CMCC [Member] CNY
Related Party Transaction [Line Items]
Content provided by related party					$ (506)	(3,153)	(4,923)	(3,671)
Data line services provided by related party					(60)	(375)	(367)	(352)
Advertising and promotion expenses charged by related party	(147)	(916)	(663)	(438)	(147)	(916)	(663)	(438)
Technical support provided by related party	0	0	(533)	(314)	0	0	(533)	(314)
Corporate administrative expenses charged by related party	(104)	(646)	(1,139)	(617)	(104)	(646)	(1,139)	(617)
Advertising revenues earned from related party	5,688	35,438	26,201	4,824					4,776	29,754	21,619	4,824	912	5,684	4,582	0
Paid service revenues earned from and through related party	68,879	429,125	445,096	294,027	0	0	2,400	12,450					68,879	429,125	442,696	281,577
Revenues sharing and bandwidth cost to related party													$ (10,265)	(63,953)	(68,543)	(34,777)